Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 0	$ 4,924	$ 0
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period definite lived intangible assets		10 years 4 months 24 days	14 years 1 month 6 days